Financial Assets at Fair Value Through Profit or Loss and Stock Loan (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Profit Or Loss And Stock Loan [Abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss and Stock Loan

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	330,248	173,589	66,290
Financial assets at fair value through profit or loss under stock loan	27,104	21,748	13,317

Total financial assets at fair value through profit or loss	357,352	195,337	79,607

Listed equity shares, at quoted price
—Investment A	135,373	89,254	54,494
—Investment B	—	21,219	17,558
—Investment C	—	1	1

Total listed equity shares, at quoted price	135,373	110,474	72,053

Unlisted equity shares
—Investment D	61,657	69,635	—
—Investment E	1,481	1,492	1,517
—Investment F	—	200	200
—Investment G	—	288	288
—Investment H	11,056	—	—
—Investment I	2,816	—	—
—Investment J	143,689	—	—
—Investment K	1,280	—	—

Total unlisted equity shares	221.979	71,615	2,005

Movie income right investments	—	13,248	5,549

	357,352	195,337	79,607